SHARE-BASED PAYMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Equity-settled share-based payment plans to employees, directors and consultants.	$ 1,204	$ 1,441	$ 381